Options and Warrants (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expected dividends	0.00%	0.00%
Warrant [Member]
Expected dividends		0.00%
Minimum [Member]
Expected volatility	86.00%	40.00%
Risk-free interest rate	0.89%	0.16%
Expected term in years	3 years	3 years
Minimum [Member] | Warrant [Member]
Expected volatility		40.00%
Risk-free interest rate		0.60%
Expected term in years		3 years
Maximum [Member]
Expected volatility	110.00%	86.00%
Risk-free interest rate	1.21%	0.70%
Expected term in years	5 years	5 years
Maximum [Member] | Warrant [Member]
Expected volatility		86.00%
Risk-free interest rate		0.70%
Expected term in years		5 years